Right-of-Use Assets	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-Use Assets
15.	RIGHT-OF-USE ASSETS

	Offices	Plant and equipment	Total
	US$	US$	US$
COST
As of January 1, 2021	2,319	57	2,376
Additions	48	5	53

As of December 31, 2021	2,367	62	2,429
Additions	538	10	548
Derecognised upon end of lease term	(40)	(13)	(53)

As of December 31, 2022	2,865	59	2,924

DEPRECIATION
As of January 1, 2021	(836)	(29)	(865)
Provided for the year	(513)	(15)	(528)

As of December 31, 2021	(1,349)	(44)	(1,393)
Provided for the year	(579)	(14)	(593)
Derecognised upon end of lease term	40	13	53

As of December 31, 2022	(1,888)	(45)	(1,933)

CARRYING VALUES
As of December 31, 2021	1,018	18	1,036

As of December 31, 2022	977	14	991

The
right-of-use
assets are depreciated over the lease terms using straight-line method.

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Expense relating to short-term leases	38	56	96

Total cash outflow for leases	582	667	782

Lease contracts are entered into for fixed terms of 12 months to 60 months, without extension and termination options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. In determining the lease term and assessing the length of the non-cancellable
period, the Group applies the definition of a contract and determines the period for which the contract is enforceable.
The Group regularly entered into short-term leases for plant and equipment and laboratory premise. As of December 31, 2021 and 2022, the portfolio of short-term leases is similar to the portfolio of short-term leases to which the short-term lease expense disclosed above.
Restrictions or covenants on leases
In addition, lease liabilities of US$1,036 and US$991 are recognized with related right-of-use
assets of US$1,036 and US$991
as of

December 31, 2021 and 2022, respectively. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.